LEASES (Schedule of Supplemental Balance Sheet Information Related Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease ROU assets	$ 987	$ 1,228
Operating lease liabilities, current	248	276
Operating lease liabilities, long-term	$ 757	$ 969
Weighted average remaining lease term (in years)	3 years 3 months 25 days	2 years 8 months 15 days
Weighted average discount rate	3.46%	3.25%